Stock-Based Compensation (Summary of Stock-based Compensation Expense Liability and Equity Classified Awards Included in Consolidated Statements of Operations) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 200.7	$ 253.7	$ 105.8
Operating Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	23.3	20.2	7.7
Selling, General and Administrative Expenses [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	177.4	233.5	98.1
Part A Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	12.6
Part B Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	31.3
CII [Member] | Common Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	156.4	253.3	104.9
CII [Member] | Preferred Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 0.4	$ 0.4	$ 0.9